Loans and financing (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Long-term portions of borrowing and financing	R$ 2,503,709	R$ 3,704,858
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Long-term portions of borrowing and financing	200,857
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Long-term portions of borrowing and financing	726,402
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Long-term portions of borrowing and financing	726,402
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Long-term portions of borrowing and financing	687,548
Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Long-term portions of borrowing and financing	55,714
Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Long-term portions of borrowing and financing	55,714
Later Than Seven Years And Not Later Than Eight Years [Member]
IfrsStatementLineItems [Line Items]
Long-term portions of borrowing and financing	R$ 51,072